Variable Interest Entities (Tables)	3 Months Ended
Mar. 31, 2023
Variable Interest Entity, Primary Beneficiary, Does Not Hold Majority Voting Interest, Disclosures [Abstract]
Schedule of Financial Information of VIE's	The revenues, income before income taxes and net cash provided by operating activities for our variable interest entities for the three months ended March 31, 2023 and 2022 are as follows:

	Three months ended March 31,
	2023	2022
Revenues	$33	$26
Income before income taxes	4	3
Net cash provided by operating activities	—	4